Net Finance Costs - Disclosure of Liability for Purchase of Non Controlling Interest (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Finance Income Expense [Abstract]
Balances as of January 1	S/ 0	S/ 0	S/ 0
Additions	68,111	0	0
Change in fair value	3,143	0	0
Exchange difference	468	0	0
Balances as of December 31	S/ 71,722	S/ 0	S/ 0